Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Issuances	£ 1,317	£ 1,477
Redemption of subordinated debt	1,362	2,679
Other	359	£ 134
Dated Subordinated Liabilities
Disclosure of detailed information about borrowings [line items]
Other	99
Barclays Plc | Fixed-to-Floating Rate Subordinated Callable Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	£ 1,180
Borrowings, interest rate	7.119%
Barclays Plc | Subordinated Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2000000.00%
Redemption of subordinated debt	£ 1,345
Other subsidiaries | USD Floating Rate Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	137
Redemption of subordinated debt	£ 17